Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Detailed Information about Illiquidity Premium Per Portfolio (Detail)	Jun. 30, 2024	Dec. 31, 2023
Fixed Deferred Annuity [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.95%	1.15%
Fixed Deferred Annuity [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.02%	1.21%
Fixed Deferred Annuity [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.09%	1.12%
Fixed Deferred Annuity [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.11%
Fixed Deferred Annuity [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.11%
Fixed Deferred Annuity [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.11%
Indexed Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	1.20%
Indexed Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.12%	1.24%
Indexed Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.14%	1.20%
Indexed Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.22%	1.18%
Indexed Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.22%	1.18%
Indexed Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.22%	1.21%
Long-Term Care [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	0.97%
Long-Term Care [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.98%
Long-Term Care [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.93%	0.98%
Long-Term Care [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.13%	1.15%
Long-Term Care [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.18%	1.20%
Long-Term Care [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.28%	1.30%
Traditional Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.92%	0.99%
Traditional Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.94%	1.01%
Traditional Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.96%	1.02%
Traditional Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.14%	1.15%
Traditional Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.19%	1.19%
Traditional Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.27%	1.28%
Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.93%	1.01%
Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.95%	1.03%
Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.97%	1.02%
Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.11%	1.13%
Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.17%
Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.24%	1.26%
Variable Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.62%	0.69%
Variable Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.66%	0.69%
Variable Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.66%	0.68%
Variable Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.66%	0.67%
Variable Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.65%	0.64%
Variable Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.66%	0.67%
Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	0.89%
Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	0.89%
Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	0.89%
Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	0.89%
Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.04%	0.89%
Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.02%	0.76%
Individual Protection [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.47%	0.49%
Individual Protection [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.47%	0.49%
Individual Protection [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.47%	0.49%
Individual Protection [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.47%	0.49%
Individual Protection [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.47%	0.49%
Individual Protection [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.46%	0.40%